TAXES BASED ON INCOME (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
TAXES BASED ON INCOME
U.S.	$ (109.7)	$ (64.6)	$ (45.7)
International	365.2	297.5	284.7
Income from continuing operations before taxes	$ 255.5	$ 232.9	$ 239.0